Document and Entity Information	Mar. 28, 2025
Cover [Abstract]
Document Type	N-2
Entity Registrant Name	GOLUB CAPITAL BDC, INC.
Entity Address, State or Province	NY
Entity Address, Address Line One	200 Park Avenue, 25th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	750-6060
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0001476765
Amendment Flag	false